	APPLIED FINANCE DIVIDEND FUND
Schedule of Investments		January 31, 2023 (unaudited)
94.87%	COMMON STOCKS	Shares	Fair Value

11.70%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc. . . . . . . . .	5,304	$ 784,833
	Hasbro, Inc. . . . . . . . . . . . . . .	10,454	618,563
	The Home Depot . . . . . . . . . . .	2,500	810,425
	Target Corp. . . . . . . . . . . . . . .	3,581	616,433
	Whirlpool Corp. . . . . . . . . . . . .	3,383	526,361
			3,356,615
7.46%	CONSUMER STAPLES
	Unilever, N.V. . . . . . . . . . . . . .	12,148	620,763
	Walgreens Boots Alliance, Inc. . . . . . .	20,511	756,036
	Walmart, Inc. . . . . . . . . . . . . . .	5,297	762,079
			2,138,878
6.38%	ENERGY
	Chevron Corp. . . . . . . . . . . . . .	4,976	865,924
	Marathon Petroleum Corp. . . . . . . .	7,496	963,386
			1,829,310
19.46%	FINANCIALS
	Ameriprise Financial, Inc. . . . . . . . .	2,506	877,401
	Huntington Bancshares, Inc. . . . . . . .	53,311	808,728
	JPMorgan Chase & Co. . . . . . . . . .	4,667	653,193
	The PNC Financial Services Group, Inc. . .	4,842	801,012
	Prudential Financial, Inc. . . . . . . . .	7,685	806,464
	State Street Corp. . . . . . . . . . . .	9,297	849,095
	The Travelers Companies, Inc. . . . . . .	4,101	783,783
			5,579,676
14.91%	HEALTH CARE
	Abbott Laboratories . . . . . . . . . .	6,800	751,740
	Eli Lilly and Co. . . . . . . . . . . . .	2,023	696,215
	Johnson & Johnson . . . . . . . . . .	4,209	687,835
	Merck & Co., Inc. . . . . . . . . . . . .	6,719	721,688
	Novartis AG . . . . . . . . . . . . . .	8,590	778,426
	Pfizer, Inc. . . . . . . . . . . . . . . .	14,484	639,613
			4,275,517
10.89%	INDUSTRIAL
	Eaton Corp. PLC . . . . . . . . . . . .	4,762	772,444
	Norfolk Southern Corp. . . . . . . . . .	3,089	759,307
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QUARTERLY REPORT

	APPLIED FINANCE DIVIDEND FUND
Schedule of Investments - continued		January 31, 2023 (unaudited)
	PACCAR, Inc. . . . . . . . . . . . . .	Shares	Fair Value
		7,800	$852,618
	Raytheon Technologies Corp. . . . . . .	7,394	738,290
			3,122,659
7.96%	INFORMATION TECHNOLOGY
	Accenture PLC . . . . . . . . . . . . .	1,825	509,266
	Cisco Systems, Inc. . . . . . . . . . . .	13,192	642,055
	Intel Corp. . . . . . . . . . . . . . . .	13,509	381,764
	Microsoft Corp. . . . . . . . . . . . .	3,028	750,369
			2,283,454
3.10%	MATERIALS
	LyondellBasell Industries NV Class A . . .	9,183	887,904
2.55%	REAL ESTATE
	Omega Healthcare Investors, Inc. . . . .	24,855	731,731
1.89%	TELECOMMUNICATIONS
	Verizon Communications, Inc. . . . . . .	13,035	541,865
8.57%	UTILITIES
	Public Services Enterprise Group, Inc. . .	12,947	801,808
	Sempra Energy . . . . . . . . . . . .	4,956	794,596
	UGI Corp. . . . . . . . . . . . . . . .	21,600	860,328
			2,456,732
94.87%	TOTAL COMMON STOCKS . . . . . . . . . . . . . .		27,204,341
3.86%	EXCHANGE TRADED FUNDS
3.86%	LARGE CAP
	Applied Finance Valuation Large Cap ETF .	44,600	1,108,578
	TOTAL EXCHANGE TRADED FUNDS . . . . . . . . . .		1,108,578
1.04%	MONEY MARKET FUND
	Federated Treasury Obligations Fund -
	Institutional Class 4.19%(A) . . . . . . .	296,885	296,885
99.77%	TOTAL INVESTMENTS . . . . . . . . . . . . . . . .		28,609,804
0.23%	Other assets, net of liabilities . . . . . . . . . . . . . .		66,884
100.00%	NET ASSETS . . . . . . . . . . . . . . . . . . . . .		$28,676,688

(A) Effective 7 day yield as of January 31, 2023

2

QUARTERLY REPORT

APPLIED FINANCE DIVIDEND FUND

Schedule of Investments - continued	January 31, 2023 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

	Level 1	Level 2	Level 3
		Other
		Significant	Significant
		Observable	Unobservable
Common Stocks . . . .	Quoted Prices	Inputs	Inputs	Total
	$27,204,341	$—	$—	$27,204,341
ETF Funds . . . . . . .	1,108,578			1,108,578
Money Market . . . . .	296,885			296,885
Total Investments . . . .	$28,609,804	$—	$—	$28,609,804

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended January 31, 2023.

At January 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $28,804,727 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation . . . .	$2,276,693
Gross unrealized depreciation . . . .	(2,471,616)
Net unrealized appreciation . . . . .	$(194,923)

3

QUARTERLY REPORT